Schedule of Investments (unaudited)
June 30, 2023
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.4%
Boeing Co.(a)	438,304	$ 92,552,273
General Dynamics Corp.	82,030	17,648,754
Hexcel Corp.	65,986	5,016,256
Howmet Aerospace, Inc.	284,137	14,081,830
Huntington Ingalls Industries, Inc.	30,976	7,050,138
L3Harris Technologies, Inc.	73,236	14,337,412
Lockheed Martin Corp.	50,860	23,414,927
Mercury Systems, Inc.(a)(b)	18,571	642,371
Northrop Grumman Corp.	31,135	14,191,333
Raytheon Technologies Corp.	1,131,605	110,852,026
Textron, Inc.	161,031	10,890,526
TransDigm Group, Inc.	21,291	19,037,773
Woodward, Inc.	45,896	5,457,493
		335,173,112
Air Freight & Logistics — 1.1%
CH Robinson Worldwide, Inc.	42,681	4,026,953
FedEx Corp.	179,369	44,465,575
GXO Logistics, Inc.(a)(b)	93,084	5,847,537
United Parcel Service, Inc., Class B	563,753	101,052,725
		155,392,790
Automobile Components — 0.4%
Adient PLC(a)	72,978	2,796,517
Aptiv PLC(a)	209,868	21,425,424
Autoliv, Inc.	40,929	3,480,602
BorgWarner, Inc.	181,726	8,888,219
Gentex Corp.	96,625	2,827,248
Goodyear Tire & Rubber Co.(a)	216,586	2,962,896
Lear Corp.	46,097	6,617,224
		48,998,130
Automobiles — 0.7%
Ford Motor Co.	3,045,973	46,085,572
General Motors Co.	1,077,756	41,558,271
Harley-Davidson, Inc.	37,533	1,321,537
Thor Industries, Inc.	40,938	4,237,083
		93,202,463
Banks — 6.6%
Associated Banc-Corp	120,899	1,962,191
Bank of America Corp.	5,373,702	154,171,510
Bank OZK	87,616	3,518,659
Cadence Bank	42,877	842,104
Cathay General Bancorp	27,818	895,461
Citigroup, Inc.	1,508,866	69,468,191
Citizens Financial Group, Inc.	382,595	9,978,078
Columbia Banking System, Inc.	78,774	1,597,537
Comerica, Inc.	101,852	4,314,451
Commerce Bancshares, Inc.	27,842	1,355,905
Cullen/Frost Bankers, Inc.	16,143	1,735,857
East West Bancorp, Inc.	54,673	2,886,188
Fifth Third Bancorp	527,883	13,835,813
First Financial Bankshares, Inc.	46,536	1,325,811
First Horizon Corp.	146,657	1,652,824
FNB Corp.	275,998	3,157,417
Glacier Bancorp, Inc.	38,869	1,211,547
Hancock Whitney Corp.	33,773	1,296,208
Home BancShares, Inc.	150,298	3,426,794
Huntington Bancshares, Inc.	1,120,555	12,079,583
International Bancshares Corp.	15,697	693,807
JPMorgan Chase & Co.	2,265,734	329,528,353
KeyCorp	726,151	6,709,635
Security	Shares	Value
Banks (continued)
M&T Bank Corp.	130,752	$ 16,181,868
New York Community Bancorp, Inc., Class A	557,956	6,271,425
Old National Bancorp	226,357	3,155,417
Pinnacle Financial Partners, Inc.	60,089	3,404,042
PNC Financial Services Group, Inc.	309,746	39,012,509
Prosperity Bancshares, Inc.	71,477	4,037,021
Regions Financial Corp.	725,809	12,933,916
SouthState Corp.	25,261	1,662,174
Synovus Financial Corp.	114,451	3,462,143
Texas Capital Bancshares, Inc.(a)	37,267	1,919,250
Truist Financial Corp.	1,032,333	31,331,307
U.S. Bancorp	1,081,185	35,722,352
UMB Financial Corp.	34,778	2,117,980
United Bankshares, Inc.	53,069	1,574,557
Valley National Bancorp	324,799	2,517,192
Webster Financial Corp.	135,548	5,116,937
Wells Fargo & Co.	2,908,237	124,123,555
Wintrust Financial Corp.	47,911	3,479,297
Zions Bancorp N.A.	116,843	3,138,403
		928,805,269
Beverages — 0.7%
Boston Beer Co., Inc., Class A, NVS(a)	2,238	690,289
Brown-Forman Corp., Class B, NVS	64,777	4,325,808
Coca-Cola Co.	1,055,828	63,581,962
Coca-Cola Consolidated, Inc.	3,511	2,233,066
Constellation Brands, Inc., Class A	55,062	13,552,410
Keurig Dr Pepper, Inc.	327,550	10,242,488
Molson Coors Beverage Co., Class B	145,853	9,602,962
		104,228,985
Biotechnology — 0.1%
Arrowhead Pharmaceuticals, Inc.(a)	45,270	1,614,328
Biogen, Inc.(a)	59,465	16,938,605
		18,552,933
Broadline Retail — 3.7%
Amazon.com, Inc.(a)	3,736,082	487,035,649
eBay, Inc.	417,947	18,678,051
Etsy, Inc.(a)	41,347	3,498,370
Kohl’s Corp.	88,973	2,050,828
Macy’s, Inc.	212,632	3,412,744
Nordstrom, Inc.(b)	90,148	1,845,330
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	22,637	1,311,361
		517,832,333
Building Products — 1.0%
A O Smith Corp.	99,013	7,206,166
Advanced Drainage Systems, Inc.(b)	11,163	1,270,126
Allegion PLC	68,217	8,187,404
Carrier Global Corp.	644,358	32,031,036
Fortune Brands Innovations, Inc.	100,012	7,195,863
Johnson Controls International PLC	530,582	36,153,858
Lennox International, Inc.	9,357	3,051,037
Masco Corp.	49,890	2,862,688
Owens Corning	32,855	4,287,578
Trane Technologies PLC	177,024	33,857,610
Trex Co., Inc.(a)	39,342	2,579,262
		138,682,628
Capital Markets — 4.5%
Affiliated Managers Group, Inc.	9,776	1,465,325
Bank of New York Mellon Corp.	556,592	24,779,476
BlackRock, Inc.(c)	116,073	80,222,693
Cboe Global Markets, Inc.	26,392	3,642,360

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Charles Schwab Corp.	472,242	$ 26,766,677
CME Group, Inc., Class A	278,798	51,658,481
Evercore, Inc., Class A	13,631	1,684,655
FactSet Research Systems, Inc.	11,910	4,771,742
Federated Hermes, Inc., Class B	19,999	716,964
Franklin Resources, Inc.	221,542	5,917,387
Goldman Sachs Group, Inc.	257,676	83,110,817
Interactive Brokers Group, Inc., Class A	34,774	2,888,676
Intercontinental Exchange, Inc.	433,942	49,070,161
Invesco Ltd.	353,710	5,945,865
Janus Henderson Group PLC	106,320	2,897,220
MarketAxess Holdings, Inc.	15,088	3,944,305
Moody’s Corp.	64,826	22,541,297
Morgan Stanley	1,009,179	86,183,887
MSCI, Inc., Class A	26,485	12,429,146
Nasdaq, Inc.	95,148	4,743,128
Northern Trust Corp.	160,178	11,875,597
S&P Global, Inc.	254,297	101,945,124
State Street Corp.	259,074	18,959,035
Stifel Financial Corp.	81,111	4,839,893
T Rowe Price Group, Inc.	173,313	19,414,522
		632,414,433
Chemicals — 2.1%
Ashland, Inc.	12,526	1,088,635
Avient Corp.	65,203	2,666,803
Axalta Coating Systems Ltd.(a)	94,160	3,089,390
Celanese Corp., Class A	77,316	8,953,193
Chemours Co.	49,504	1,826,203
Corteva, Inc.	171,047	9,800,993
Dow, Inc.	548,214	29,197,878
DuPont de Nemours, Inc.	353,863	25,279,973
Eastman Chemical Co.	91,391	7,651,254
Ecolab, Inc.	191,986	35,841,866
International Flavors & Fragrances, Inc.	197,665	15,732,157
Linde PLC	148,440	56,567,515
LyondellBasell Industries NV, Class A	195,688	17,970,029
NewMarket Corp.	2,397	963,882
PPG Industries, Inc.	182,468	27,060,004
Scotts Miracle-Gro Co.	32,573	2,042,001
Sensient Technologies Corp.	32,067	2,280,926
Sherwin-Williams Co.	182,168	48,369,247
		296,381,949
Commercial Services & Supplies — 0.4%
Brink’s Co.	18,773	1,273,373
Cintas Corp.	27,288	13,564,319
MSA Safety, Inc.	12,658	2,201,986
Republic Services, Inc.	71,462	10,945,834
Stericycle, Inc.(a)	70,747	3,285,491
Tetra Tech, Inc.	17,381	2,845,965
Waste Management, Inc.	117,684	20,408,759
		54,525,727
Communications Equipment — 1.5%
Ciena Corp.(a)	115,579	4,910,952
Cisco Systems, Inc.	3,173,266	164,184,783
F5, Inc.(a)	46,534	6,806,063
Juniper Networks, Inc.	251,505	7,879,652
Lumentum Holdings, Inc.(a)	52,009	2,950,470
Motorola Solutions, Inc.	58,493	17,154,827
		203,886,747
Construction & Engineering — 0.1%
AECOM	49,007	4,150,403
Security	Shares	Value
Construction & Engineering (continued)
Fluor Corp.(a)(b)	108,376	$ 3,207,930
MasTec, Inc.(a)	46,290	5,460,831
MDU Resources Group, Inc.	159,129	3,332,161
		16,151,325
Construction Materials — 0.2%
Knife River Corp.(a)	39,782	1,730,517
Martin Marietta Materials, Inc.	47,844	22,089,097
Vulcan Materials Co.	42,280	9,531,603
		33,351,217
Consumer Finance — 0.7%
American Express Co.	234,639	40,874,114
Capital One Financial Corp.	295,923	32,365,098
Discover Financial Services	82,667	9,659,639
Synchrony Financial	337,740	11,456,141
		94,354,992
Consumer Staples Distribution & Retail — 2.6%
BJ’s Wholesale Club Holdings, Inc.(a)	44,293	2,790,902
Costco Wholesale Corp.	116,862	62,916,163
Grocery Outlet Holding Corp.(a)(b)	68,413	2,094,122
Kroger Co.	504,730	23,722,310
Performance Food Group Co.(a)	67,465	4,064,092
Sprouts Farmers Market, Inc.(a)	37,133	1,363,895
Sysco Corp.	392,095	29,093,449
Target Corp.	357,731	47,184,719
U.S. Foods Holding Corp.(a)	126,469	5,564,636
Walgreens Boots Alliance, Inc.	552,923	15,752,776
Walmart, Inc.	1,087,129	170,874,936
		365,422,000
Containers & Packaging — 0.6%
Amcor PLC	1,148,476	11,461,790
AptarGroup, Inc.	27,506	3,186,845
Avery Dennison Corp.	62,454	10,729,597
Ball Corp.	241,755	14,072,559
Berry Global Group, Inc.	51,732	3,328,437
Crown Holdings, Inc.	56,786	4,933,000
Graphic Packaging Holding Co.	69,033	1,658,863
Greif, Inc., Class A, NVS	19,816	1,365,124
International Paper Co.	274,801	8,741,420
Packaging Corp. of America	71,548	9,455,784
Sealed Air Corp.	112,829	4,513,160
Sonoco Products Co.	36,442	2,150,807
Westrock Co.	197,544	5,742,604
		81,339,990
Distributors — 0.2%
Genuine Parts Co.	30,806	5,213,299
LKQ Corp.	195,980	11,419,755
Pool Corp.	11,401	4,271,271
		20,904,325
Diversified Consumer Services — 0.0%
Graham Holdings Co., Class B	2,932	1,675,579
Diversified Telecommunication Services — 1.5%
AT&T Inc.	5,540,984	88,378,695
Frontier Communications Parent, Inc.(a)(b)	174,665	3,255,755
Verizon Communications, Inc.	3,258,398	121,179,822
		212,814,272
Electric Utilities — 3.4%
ALLETE, Inc.	43,598	2,527,376
Alliant Energy Corp.	193,763	10,168,682
American Electric Power Co., Inc.	399,001	33,595,884

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities (continued)
Constellation Energy Corp.	253,380	$ 23,196,939
Duke Energy Corp.	597,310	53,602,599
Edison International	296,846	20,615,955
Entergy Corp.	163,893	15,958,261
Evergy, Inc.	177,108	10,346,649
Eversource Energy	269,893	19,140,812
Exelon Corp.	767,596	31,271,861
FirstEnergy Corp.	421,787	16,399,079
Hawaiian Electric Industries, Inc.	84,003	3,040,909
IDACORP, Inc.	18,125	1,859,625
NextEra Energy, Inc.	1,568,298	116,367,712
NRG Energy, Inc.	93,138	3,482,430
Pinnacle West Capital Corp.	87,905	7,160,741
PNM Resources, Inc.	24,881	1,122,133
Portland General Electric Co.	74,891	3,507,146
PPL Corp.	566,967	15,001,947
Southern Co.	845,142	59,371,225
Xcel Energy, Inc.	426,571	26,519,919
		474,257,884
Electrical Equipment — 1.2%
Acuity Brands, Inc.	12,255	1,998,545
AMETEK, Inc.	88,495	14,325,571
Eaton Corp. PLC	308,945	62,128,839
Emerson Electric Co.	441,382	39,896,519
EnerSys	31,151	3,380,507
Generac Holdings, Inc.(a)(b)	49,613	7,398,787
Regal Rexnord Corp.	51,546	7,932,929
Rockwell Automation, Inc.	89,040	29,334,228
Sunrun, Inc.(a)(b)	162,542	2,903,000
Vicor Corp.(a)	9,698	523,692
		169,822,617
Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics, Inc.(a)	45,243	6,480,155
Avnet, Inc.	69,796	3,521,208
CDW Corp.	38,909	7,139,801
Cognex Corp.	63,532	3,559,063
Coherent Corp.(a)(b)	109,629	5,588,886
Corning, Inc.	590,309	20,684,427
IPG Photonics Corp.(a)	24,528	3,331,393
Jabil, Inc.	102,962	11,112,689
Keysight Technologies, Inc.(a)	63,453	10,625,205
Littelfuse, Inc.	7,269	2,117,532
National Instruments Corp.	41,837	2,401,444
TD SYNNEX Corp.	32,070	3,014,580
TE Connectivity Ltd.	244,552	34,276,408
Teledyne Technologies, Inc.(a)	36,462	14,989,893
Trimble, Inc.(a)(b)	190,627	10,091,793
Vishay Intertechnology, Inc.	100,134	2,943,940
Vontier Corp.	122,099	3,932,809
Zebra Technologies Corp., Class A(a)(b)	39,885	11,799,180
		157,610,406
Energy Equipment & Services — 0.5%
Baker Hughes Co., Class A	784,652	24,802,850
Halliburton Co.	698,655	23,048,629
Schlumberger NV	519,220	25,504,086
		73,355,565
Entertainment — 2.5%
Activision Blizzard, Inc.(a)	227,338	19,164,593
Electronic Arts, Inc.	65,050	8,436,985
Live Nation Entertainment, Inc.(a)(b)	110,757	10,091,070
Netflix, Inc.(a)	344,554	151,772,592
Security	Shares	Value
Entertainment (continued)
Take-Two Interactive Software, Inc.(a)	122,701	$ 18,056,679
Walt Disney Co.(a)	1,416,297	126,446,996
Warner Bros Discovery, Inc., Class A(a)	1,711,427	21,461,295
		355,430,210
Financial Services — 4.4%
Berkshire Hathaway, Inc., Class B(a)	1,382,174	471,321,334
Essent Group Ltd.	85,496	4,001,213
Euronet Worldwide, Inc.(a)(b)	18,305	2,148,458
Fidelity National Information Services, Inc.	459,072	25,111,238
Fiserv, Inc.(a)	148,319	18,710,442
FleetCor Technologies, Inc.(a)(b)	27,130	6,811,800
Global Payments, Inc.	202,789	19,978,772
MGIC Investment Corp.	224,921	3,551,503
PayPal Holdings, Inc.(a)(b)	864,753	57,704,968
Voya Financial, Inc.	74,462	5,339,670
Western Union Co.	231,224	2,712,257
		617,391,655
Food Products — 1.1%
Archer-Daniels-Midland Co.	215,611	16,291,567
Bunge Ltd.	68,383	6,451,936
Campbell Soup Co.	62,798	2,870,496
Conagra Brands, Inc.	368,324	12,419,885
Flowers Foods, Inc.	54,222	1,349,043
General Mills, Inc.	146,338	11,224,124
Hormel Foods Corp.	61,822	2,486,481
Ingredion, Inc.	51,368	5,442,440
J M Smucker Co.	82,045	12,115,585
Kellogg Co.	89,609	6,039,647
Kraft Heinz Co.	618,280	21,948,940
McCormick & Co., Inc., NVS	95,161	8,300,894
Mondelez International, Inc., Class A	484,117	35,311,494
Pilgrim’s Pride Corp.(a)	37,936	815,245
Post Holdings, Inc.(a)(b)	41,489	3,595,022
Tyson Foods, Inc., Class A	220,718	11,265,447
		157,928,246
Gas Utilities — 0.1%
Atmos Energy Corp.	43,902	5,107,559
National Fuel Gas Co.	20,937	1,075,324
New Jersey Resources Corp.	25,686	1,212,379
Southwest Gas Holdings, Inc.	50,224	3,196,758
Spire, Inc.	20,428	1,295,952
UGI Corp.	163,115	4,399,212
		16,287,184
Ground Transportation — 1.0%
CSX Corp.	819,400	27,941,540
Hertz Global Holdings, Inc.(a)	125,115	2,300,865
Knight-Swift Transportation Holdings, Inc.	61,196	3,400,050
Norfolk Southern Corp.	175,951	39,898,649
Ryder System, Inc.	39,864	3,380,068
Saia, Inc.(a)(b)	8,670	2,968,694
Union Pacific Corp.	236,327	48,357,231
Werner Enterprises, Inc.	45,444	2,007,716
XPO, Inc.(a)	87,869	5,184,271
		135,439,084
Health Care Equipment & Supplies — 4.3%
Abbott Laboratories	646,477	70,478,922
Align Technology, Inc.(a)	56,041	19,818,339
Baxter International, Inc.	391,114	17,819,154
Becton Dickinson & Co.	220,129	58,116,257
Boston Scientific Corp.(a)	523,736	28,328,880

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Cooper Cos., Inc.	38,005	$ 14,572,257
DENTSPLY SIRONA, Inc.	168,041	6,725,001
Edwards Lifesciences Corp.(a)	469,868	44,322,648
Enovis Corp.(a)	36,343	2,330,313
Envista Holdings Corp.(a)	127,621	4,318,695
GE HealthCare Technologies, Inc.	303,040	24,618,970
ICU Medical, Inc.(a)(b)	15,359	2,736,820
IDEXX Laboratories, Inc.(a)	32,559	16,352,107
Integra LifeSciences Holdings Corp.(a)	55,413	2,279,137
Intuitive Surgical, Inc.(a)	138,501	47,359,032
LivaNova PLC(a)	40,817	2,099,218
Masimo Corp.(a)(b)	13,653	2,246,601
Medtronic PLC	1,031,179	90,846,870
Neogen Corp.(a)(b)	164,842	3,585,313
Omnicell, Inc.(a)	34,046	2,508,169
Penumbra, Inc.(a)	10,716	3,686,947
QuidelOrtho Corp.(a)	18,360	1,521,310
ResMed, Inc.	51,962	11,353,697
STAAR Surgical Co.(a)(b)	11,760	618,223
STERIS PLC	76,722	17,260,916
Stryker Corp.	261,856	79,889,647
Teleflex, Inc.	36,286	8,782,301
Zimmer Biomet Holdings, Inc.	162,724	23,692,614
		608,268,358
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.(a)(b)	29,143	2,320,948
Amedisys, Inc.(a)	24,927	2,279,325
AmerisourceBergen Corp.	124,778	24,011,030
Cardinal Health, Inc.	199,098	18,828,698
Centene Corp.(a)	425,417	28,694,377
Chemed Corp.	3,629	1,965,720
Cigna Group	117,718	33,031,671
CVS Health Corp.	991,909	68,570,669
DaVita, Inc.(a)	43,253	4,345,629
Encompass Health Corp.	41,092	2,782,339
HCA Healthcare, Inc.	73,552	22,321,561
Henry Schein, Inc.(a)(b)	104,947	8,511,202
Humana, Inc.	34,773	15,548,051
Laboratory Corp. of America Holdings	68,242	16,468,842
McKesson Corp.	57,017	24,363,934
Patterson Cos., Inc.	69,514	2,312,036
Progyny, Inc.(a)(b)	36,152	1,422,220
Quest Diagnostics, Inc.	29,530	4,150,737
R1 RCM, Inc.(a)	104,837	1,934,243
Tenet Healthcare Corp.(a)	79,007	6,429,590
Universal Health Services, Inc., Class B(b)	49,866	7,867,359
		298,160,181
Health Care REITs — 0.5%
Healthcare Realty Trust, Inc.	297,067	5,602,684
Healthpeak Properties, Inc.	424,357	8,529,576
Medical Properties Trust, Inc.	466,722	4,321,846
Omega Healthcare Investors, Inc.	91,091	2,795,583
Physicians Realty Trust	176,401	2,467,850
Sabra Health Care REIT, Inc.	176,180	2,073,638
Ventas, Inc.	307,777	14,548,619
Welltower, Inc.	385,233	31,161,497
		71,501,293
Health Care Technology — 0.0%
Doximity, Inc., Class A(a)(b)	37,715	1,283,064
Security	Shares	Value
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	552,775	$ 9,303,203
Park Hotels & Resorts, Inc.	177,665	2,277,666
		11,580,869
Hotels, Restaurants & Leisure — 2.6%
Aramark	119,285	5,135,219
Booking Holdings, Inc.(a)	28,627	77,302,347
Boyd Gaming Corp.	24,810	1,721,070
Caesars Entertainment, Inc.(a)(b)	166,305	8,476,566
Carnival Corp.(a)(b)	778,678	14,662,507
Choice Hotels International, Inc.(b)	8,658	1,017,488
Darden Restaurants, Inc.	94,049	15,713,707
Domino’s Pizza, Inc.	14,932	5,031,935
Expedia Group, Inc.(a)	110,530	12,090,877
Hilton Grand Vacations, Inc.(a)(b)	30,183	1,371,516
Hilton Worldwide Holdings, Inc.	107,075	15,584,766
Las Vegas Sands Corp.(a)	252,963	14,671,854
Light & Wonder, Inc., Class A(a)	38,590	2,653,448
Marriott International, Inc., Class A	97,925	17,987,843
Marriott Vacations Worldwide Corp.	30,216	3,708,107
McDonald’s Corp.	214,994	64,156,360
MGM Resorts International	243,157	10,679,455
Norwegian Cruise Line Holdings Ltd.(a)(b)	329,621	7,175,849
Papa John’s International, Inc.	13,493	996,188
Penn Entertainment, Inc.(a)(b)	118,320	2,843,230
Planet Fitness, Inc., Class A(a)	21,074	1,421,231
Royal Caribbean Cruises Ltd.(a)(b)	169,745	17,609,346
Starbucks Corp.	434,570	43,048,504
Travel + Leisure Co.	61,992	2,500,757
Wyndham Hotels & Resorts, Inc.	32,338	2,217,417
Wynn Resorts Ltd.	80,109	8,460,311
Yum! Brands, Inc.	78,314	10,850,405
		369,088,303
Household Durables — 0.8%
DR Horton, Inc.	120,970	14,720,839
Garmin Ltd.	118,338	12,341,470
Helen of Troy Ltd.(a)(b)	18,297	1,976,442
KB Home	63,087	3,262,229
Leggett & Platt, Inc.	101,121	2,995,204
Lennar Corp., Class A	195,926	24,551,487
Mohawk Industries, Inc.(a)	41,549	4,286,195
Newell Brands, Inc.	297,606	2,589,172
NVR, Inc.(a)	2,352	14,936,658
PulteGroup, Inc.	174,163	13,528,982
Taylor Morrison Home Corp., Class A(a)	82,655	4,031,084
Toll Brothers, Inc.	79,467	6,283,456
TopBuild Corp.(a)	11,458	3,048,057
Whirlpool Corp.	42,448	6,315,838
		114,867,113
Household Products — 1.4%
Church & Dwight Co., Inc.	189,327	18,976,245
Clorox Co.	52,627	8,369,798
Colgate-Palmolive Co.	291,214	22,435,126
Energizer Holdings, Inc.	51,334	1,723,796
Kimberly-Clark Corp.	135,211	18,667,231
Procter & Gamble Co.	822,062	124,739,688
		194,911,884
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp.	213,308	4,421,875
Ormat Technologies, Inc.	16,635	1,338,452
		5,760,327

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial Conglomerates — 1.7%
3M Co.	427,587	$ 42,797,183
General Electric Co.	844,027	92,716,366
Honeywell International, Inc.	516,085	107,087,637
		242,601,186
Industrial REITs — 0.7%
EastGroup Properties, Inc.	14,953	2,595,841
First Industrial Realty Trust, Inc.	49,392	2,599,995
Prologis, Inc.	715,753	87,772,790
Rexford Industrial Realty, Inc.	66,979	3,497,643
STAG Industrial, Inc.	76,188	2,733,626
		99,199,895
Insurance — 2.6%
Aflac, Inc.	426,164	29,746,247
Allstate Corp.	203,138	22,150,168
American Financial Group, Inc.	29,686	3,525,213
American International Group, Inc.	560,962	32,277,753
Aon PLC, Class A	53,968	18,629,754
Arthur J. Gallagher & Co.	59,234	13,006,009
Assurant, Inc.	41,036	5,159,046
Brighthouse Financial, Inc.(a)	52,109	2,467,361
Brown & Brown, Inc.	75,767	5,215,800
Chubb Ltd.	138,088	26,590,225
Cincinnati Financial Corp.	121,021	11,777,764
CNO Financial Group, Inc.	91,510	2,166,042
Everest Group Ltd.	13,956	4,770,998
First American Financial Corp.	78,406	4,470,710
Globe Life, Inc.	21,780	2,387,524
Hanover Insurance Group, Inc.	11,119	1,256,781
Hartford Financial Services Group, Inc.	243,509	17,537,518
Kemper Corp.	49,432	2,385,588
Lincoln National Corp.	121,758	3,136,486
Loews Corp.	150,266	8,922,795
Marsh & McLennan Cos., Inc.	137,541	25,868,711
MetLife, Inc.	498,601	28,185,915
Old Republic International Corp.	213,166	5,365,388
Primerica, Inc.	8,715	1,723,478
Principal Financial Group, Inc.	69,163	5,245,322
Prudential Financial, Inc.	285,002	25,142,876
Reinsurance Group of America, Inc.	51,888	7,196,347
RenaissanceRe Holdings Ltd.	17,111	3,191,544
Travelers Cos., Inc.	82,153	14,266,690
Unum Group	145,858	6,957,427
Willis Towers Watson PLC	82,500	19,428,750
		360,152,230
Interactive Media & Services — 3.6%
Match Group, Inc.(a)	216,028	9,040,772
Meta Platforms, Inc., Class A(a)	1,714,583	492,051,029
TripAdvisor, Inc.(a)	79,920	1,317,881
Ziff Davis, Inc.(a)	35,996	2,521,880
ZoomInfo Technologies, Inc., Class A(a)	100,287	2,546,287
		507,477,849
IT Services — 1.6%
Accenture PLC, Class A	249,631	77,031,134
Akamai Technologies, Inc.(a)	121,411	10,911,206
Cognizant Technology Solutions Corp., Class A	393,345	25,677,562
DXC Technology Co.(a)	174,784	4,670,228
EPAM Systems, Inc.(a)	14,404	3,237,299
International Business Machines Corp.	703,805	94,176,147
Security	Shares	Value
IT Services (continued)
Kyndryl Holdings, Inc.(a)	158,236	$ 2,101,374
VeriSign, Inc.(a)	35,912	8,115,035
		225,919,985
Leisure Products — 0.1%
Brunswick Corp.	22,668	1,963,956
Hasbro, Inc.	101,312	6,561,978
Mattel, Inc.(a)	276,892	5,410,470
Polaris, Inc.(b)	19,957	2,413,400
Topgolf Callaway Brands Corp.(a)(b)	107,140	2,126,729
YETI Holdings, Inc.(a)	29,599	1,149,625
		19,626,158
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	91,233	10,970,768
Azenta, Inc.(a)	53,405	2,492,945
Bio-Rad Laboratories, Inc., Class A(a)	16,740	6,346,469
Bio-Techne Corp.	63,779	5,206,280
Bruker Corp.	31,285	2,312,587
Charles River Laboratories International, Inc.(a)	39,394	8,282,589
Illumina, Inc.(a)	122,538	22,974,650
IQVIA Holdings, Inc.(a)	74,400	16,722,888
Mettler-Toledo International, Inc.(a)	5,958	7,814,751
Revvity, Inc.(b)	98,236	11,669,454
Sotera Health Co.(a)(b)	75,316	1,418,953
Syneos Health, Inc.(a)	78,495	3,307,779
West Pharmaceutical Services, Inc.	57,544	22,008,854
		121,528,967
Machinery — 2.5%
AGCO Corp.	22,662	2,978,240
Caterpillar, Inc.	160,867	39,581,325
Chart Industries, Inc.(a)(b)	17,763	2,838,350
Crane Co.	18,244	1,625,905
Crane NXT Co.	18,244	1,029,691
Cummins, Inc.	53,760	13,179,802
Donaldson Co., Inc.	33,619	2,101,524
Dover Corp.	108,141	15,967,019
Esab Corp.	39,410	2,622,341
Flowserve Corp.	100,593	3,737,030
Fortive Corp.(b)	272,601	20,382,377
Graco, Inc.	46,684	4,031,163
IDEX Corp.	25,289	5,443,710
Illinois Tool Works, Inc.	105,118	26,296,319
Ingersoll Rand, Inc.	312,024	20,393,889
ITT, Inc.	34,052	3,173,987
Middleby Corp.(a)	21,374	3,159,718
Nordson Corp.	41,548	10,311,383
Oshkosh Corp.	51,185	4,432,109
Otis Worldwide Corp.	320,603	28,536,873
PACCAR, Inc.	405,042	33,881,763
Parker-Hannifin Corp.	99,444	38,787,138
Pentair PLC	128,363	8,292,250
Snap-on, Inc.	17,483	5,038,426
Stanley Black & Decker, Inc.	118,697	11,123,096
Terex Corp.	51,479	3,079,988
Timken Co.	25,747	2,356,623
Watts Water Technologies, Inc., Class A	9,995	1,836,381
Westinghouse Air Brake Technologies Corp.	140,081	15,362,683
Xylem, Inc.	184,985	20,833,011
		352,414,114
Marine Transportation — 0.0%
Kirby Corp.(a)	46,260	3,559,707

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media — 1.6%
Cable One, Inc.	3,677	$ 2,416,083
Charter Communications, Inc., Class A(a)(b)	81,372	29,893,632
Comcast Corp., Class A	3,223,818	133,949,638
Fox Corp., Class A, NVS	208,539	7,090,326
Fox Corp., Class B	106,524	3,397,050
Interpublic Group of Cos., Inc.	300,202	11,581,793
New York Times Co., Class A	62,779	2,472,237
News Corp., Class A, NVS	298,527	5,821,277
News Corp., Class B	90,420	1,783,082
Omnicom Group, Inc.	157,164	14,954,155
Paramount Global, Class B, NVS(b)	392,455	6,243,959
TEGNA, Inc.	170,172	2,763,593
		222,366,825
Metals & Mining — 0.3%
Alcoa Corp.	137,898	4,678,879
Cleveland-Cliffs, Inc.(a)(b)	401,336	6,726,391
Commercial Metals Co.	39,383	2,073,909
Newmont Corp.	614,037	26,194,819
United States Steel Corp.	175,123	4,379,826
Worthington Industries, Inc.	11,790	819,051
		44,872,875
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.	241,889	4,692,647
Multi-Utilities — 1.3%
Ameren Corp.	203,547	16,623,684
Black Hills Corp.	23,835	1,436,297
CenterPoint Energy, Inc.	484,872	14,134,019
CMS Energy Corp.	225,895	13,271,331
Consolidated Edison, Inc.	268,598	24,281,259
Dominion Energy, Inc.	647,913	33,555,414
DTE Energy Co.	159,744	17,575,035
NiSource, Inc.	320,154	8,756,212
NorthWestern Corp.	44,530	2,527,523
Public Service Enterprise Group, Inc.	386,652	24,208,282
Sempra	96,807	14,094,131
WEC Energy Group, Inc.	116,801	10,306,520
		180,769,707
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc.	122,243	13,873,358
Boston Properties, Inc.	110,667	6,373,312
Corporate Office Properties Trust	41,151	977,336
Cousins Properties, Inc.	115,505	2,633,514
Highwoods Properties, Inc.	84,625	2,023,384
Kilroy Realty Corp.	84,399	2,539,566
Vornado Realty Trust	122,870	2,228,862
		30,649,332
Oil, Gas & Consumable Fuels — 0.9%
Chord Energy Corp.	7,746	1,191,335
Equitrans Midstream Corp.	180,515	1,725,723
HF Sinclair Corp.	59,920	2,673,031
Kinder Morgan, Inc.	1,531,084	26,365,267
Marathon Petroleum Corp.	171,008	19,939,533
Ovintiv, Inc.	43,589	1,659,433
PetroCorp Escrow(a)(d)	190	—
Phillips 66	358,410	34,185,146
Valero Energy Corp.	280,204	32,867,929
		120,607,397
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(a)(b)	99,890	5,312,150
American Airlines Group, Inc.(a)	505,491	9,068,509
Security	Shares	Value
Passenger Airlines (continued)
Delta Air Lines, Inc.(a)	498,144	$ 23,681,766
JetBlue Airways Corp.(a)	256,707	2,274,424
Southwest Airlines Co.	461,221	16,700,812
United Airlines Holdings, Inc.(a)	252,622	13,861,369
		70,899,030
Personal Care Products — 0.3%
BellRing Brands, Inc.(a)	60,955	2,230,953
Coty, Inc., Class A(a)	288,200	3,541,978
Estee Lauder Cos., Inc., Class A	179,717	35,292,824
		41,065,755
Pharmaceuticals — 1.5%
Catalent, Inc.(a)	140,100	6,074,736
Johnson & Johnson	767,414	127,022,365
Organon & Co.	198,585	4,132,554
Perrigo Co. PLC	102,253	3,471,489
Viatris, Inc.	936,417	9,345,442
Zoetis, Inc., Class A	360,011	61,997,494
		212,044,080
Professional Services — 0.6%
ASGN, Inc.(a)	38,071	2,879,310
Broadridge Financial Solutions, Inc.	47,605	7,884,816
CACI International, Inc., Class A(a)	6,457	2,200,804
Ceridian HCM Holding, Inc.(a)(b)	119,124	7,977,734
Equifax, Inc.	48,278	11,359,814
Exponent, Inc.	12,150	1,133,838
Genpact Ltd.	55,289	2,077,208
Jacobs Solutions, Inc.	98,382	11,696,636
Leidos Holdings, Inc.	36,488	3,228,458
ManpowerGroup, Inc.	38,569	3,062,379
Maximus, Inc.	47,804	4,039,916
Paychex, Inc.	106,286	11,890,215
Robert Half International, Inc.	82,556	6,209,862
Science Applications International Corp.	13,880	1,561,222
Verisk Analytics, Inc.	60,603	13,698,096
		90,900,308
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	243,242	19,632,062
Jones Lang LaSalle, Inc.(a)(b)	37,000	5,764,600
		25,396,662
Residential REITs — 0.8%
Apartment Income REIT Corp.	114,235	4,122,741
AvalonBay Communities, Inc.	110,065	20,832,003
Camden Property Trust	85,480	9,306,208
Equity Residential	264,318	17,437,058
Essex Property Trust, Inc.	49,988	11,712,188
Independence Realty Trust, Inc.	170,726	3,110,628
Invitation Homes, Inc.	447,355	15,389,012
Mid-America Apartment Communities, Inc.	90,418	13,730,878
UDR, Inc.	240,017	10,311,130
		105,951,846
Retail REITs — 0.7%
Agree Realty Corp.	21,243	1,389,080
Brixmor Property Group, Inc.	116,658	2,566,476
Federal Realty Investment Trust	56,966	5,512,600
Kimco Realty Corp.	477,640	9,419,061
Kite Realty Group Trust	167,109	3,733,215
NNN REIT, Inc.	67,001	2,866,973
Realty Income Corp.	521,795	31,198,123
Regency Centers Corp.	119,475	7,379,971

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Simon Property Group, Inc.	253,003	$ 29,216,786
Spirit Realty Capital, Inc.	109,701	4,320,025
		97,602,310
Semiconductors & Semiconductor Equipment — 3.6%
Advanced Micro Devices, Inc.(a)	574,153	65,401,768
Allegro MicroSystems, Inc.(a)	30,255	1,365,711
Analog Devices, Inc.	207,513	40,425,607
Broadcom, Inc.	129,120	112,002,561
Intel Corp.	3,232,829	108,105,802
Microchip Technology, Inc.	215,898	19,342,302
Micron Technology, Inc.	848,237	53,532,237
MKS Instruments, Inc.	44,846	4,847,853
NXP Semiconductors NV	81,865	16,756,128
Qorvo, Inc.(a)	77,188	7,875,492
Silicon Laboratories, Inc.(a)	11,925	1,881,049
Skyworks Solutions, Inc.	122,626	13,573,472
Synaptics, Inc.(a)	30,401	2,595,637
Teradyne, Inc.(b)	61,999	6,902,349
Texas Instruments, Inc.	260,289	46,857,226
Universal Display Corp.	12,255	1,766,313
Wolfspeed, Inc.(a)	54,357	3,021,706
		506,253,213
Software — 9.1%
ACI Worldwide, Inc.(a)	85,718	1,986,086
Adobe, Inc.(a)	188,423	92,136,963
ANSYS, Inc.(a)	67,256	22,212,639
Aspen Technology, Inc.(a)(b)	22,801	3,821,676
Autodesk, Inc.(a)	74,956	15,336,747
Blackbaud, Inc.(a)	18,368	1,307,434
CommVault Systems, Inc.(a)	10,956	795,625
Envestnet, Inc.(a)	5,825	345,714
Gen Digital, Inc.	206,370	3,828,163
Intuit, Inc.	101,979	46,725,758
Manhattan Associates, Inc.(a)(b)	20,275	4,052,567
Microsoft Corp.	2,420,478	824,269,578
NCR Corp.(a)	105,678	2,663,086
Oracle Corp.	489,028	58,238,344
Roper Technologies, Inc.	82,617	39,722,254
Salesforce, Inc.(a)	758,814	160,307,046
Teradata Corp.(a)	41,938	2,239,908
Tyler Technologies, Inc.(a)	17,232	7,176,611
		1,287,166,199
Specialized REITs — 1.6%
American Tower Corp.	169,769	32,925,000
Crown Castle, Inc.	336,120	38,297,513
CubeSmart	81,540	3,641,576
Digital Realty Trust, Inc.	225,818	25,713,896
EPR Properties	57,110	2,672,748
Equinix, Inc.	72,485	56,823,891
Extra Space Storage, Inc.	51,908	7,726,506
Iron Mountain, Inc.	84,478	4,800,040
Lamar Advertising Co., Class A	29,283	2,906,338
Life Storage, Inc.	25,284	3,361,761
National Storage Affiliates Trust	34,150	1,189,444
PotlatchDeltic Corp.	26,485	1,399,732
Public Storage	46,247	13,498,574
Rayonier, Inc.	50,259	1,578,132
SBA Communications Corp.	36,680	8,500,957
VICI Properties, Inc.	334,951	10,527,510
Weyerhaeuser Co.	245,372	8,222,416
		223,786,034
Security	Shares	Value
Specialty Retail — 1.9%
Advance Auto Parts, Inc.	46,754	$ 3,286,806
AutoNation, Inc.(a)(b)	14,090	2,319,355
Bath & Body Works, Inc.	177,295	6,648,562
Best Buy Co., Inc.	152,178	12,470,987
CarMax, Inc.(a)(b)	122,560	10,258,272
Dick’s Sporting Goods, Inc.	23,212	3,068,394
Five Below, Inc.(a)(b)	13,133	2,581,160
Foot Locker, Inc.	61,300	1,661,843
GameStop Corp., Class A(a)(b)	193,118	4,683,112
Gap, Inc.	172,732	1,542,497
Home Depot, Inc.	368,905	114,596,649
Lithia Motors, Inc., Class A	21,326	6,485,450
Lowe’s Cos., Inc.	143,290	32,340,553
RH(a)(b)	14,657	4,830,801
Ross Stores, Inc.	266,125	29,840,596
TJX Cos., Inc.	321,460	27,256,593
Valvoline, Inc.	58,109	2,179,669
Williams-Sonoma, Inc.	26,452	3,310,203
		269,361,502
Technology Hardware, Storage & Peripherals — 0.5%
Hewlett Packard Enterprise Co.	1,004,389	16,873,735
HP, Inc.	671,914	20,634,479
NetApp, Inc.	166,051	12,686,296
Seagate Technology Holdings PLC	148,857	9,209,783
Super Micro Computer, Inc.(a)	7,083	1,765,438
Western Digital Corp.(a)	246,206	9,338,593
Xerox Holdings Corp.	90,358	1,345,431
		71,853,755
Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd.(a)	96,717	3,471,173
Carter’s, Inc.	29,490	2,140,974
Columbia Sportswear Co.	27,017	2,086,793
NIKE, Inc., Class B	954,953	105,398,163
PVH Corp.	49,752	4,227,427
Ralph Lauren Corp., Class A	31,349	3,865,332
Skechers U.S.A., Inc., Class A(a)	105,082	5,533,618
Tapestry, Inc.	182,441	7,808,475
Under Armour, Inc., Class A(a)	143,924	1,039,131
Under Armour, Inc., Class C, NVS(a)	150,287	1,008,426
VF Corp.	256,674	4,899,907
		141,479,419
Tobacco — 0.6%
Altria Group, Inc.	662,025	29,989,733
Philip Morris International, Inc.	553,412	54,024,079
		84,013,812
Trading Companies & Distributors — 0.3%
Fastenal Co.	225,429	13,298,057
GATX Corp.(b)	12,897	1,660,360
MSC Industrial Direct Co., Inc., Class A	18,009	1,715,897
United Rentals, Inc.	53,752	23,939,528
Univar Solutions, Inc.(a)	128,253	4,596,587
WESCO International, Inc.	19,229	3,443,145
		48,653,574
Water Utilities — 0.2%
American Water Works Co., Inc.	150,864	21,535,836
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.(a)	142,852	19,842,143
Total Long-Term Investments — 99.7% (Cost: $12,642,647,358)		14,041,279,794

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(c)(e)(f)	139,807,873	$ 139,835,835
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(c)(e)	29,168,724	29,168,724
Total Short-Term Securities — 1.2% (Cost: $168,964,575)		169,004,559
Total Investments — 100.9% (Cost: $12,811,611,933)		14,210,284,353
Liabilities in Excess of Other Assets — (0.9)%		(125,848,886)
Net Assets — 100.0%		$ 14,084,435,467
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 96,361,854	$ 43,481,016 (a)	$ —	$ 860	$ (7,895)	$ 139,835,835	139,807,873	$ 171,289 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	23,677,943	5,490,781(a)	—	—	—	29,168,724	29,168,724	321,327	—
BlackRock, Inc.	77,499,486	2,032,857	(1,850,155)	505,448	2,035,057	80,222,693	116,073	575,265	—
				$ 506,308	$ 2,027,162	$ 249,227,252		$ 1,067,881	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	121	09/15/23	$ 27,154	$ 855,091
S&P MidCap 400 E-Mini Index	45	09/15/23	11,898	282,742
				$ 1,137,833

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Core S&P U.S. Value ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 14,041,279,794	$ —	$ —	$ 14,041,279,794
Short-Term Securities
Money Market Funds	169,004,559	—	—	169,004,559
	$ 14,210,284,353	$ —	$ —	$ 14,210,284,353
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,137,833	$ —	$ —	$ 1,137,833
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s